Bank Acceptance Notes Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Bank acceptance notes payable	$ 2,117,382	$ 55,322
Notes Payable	$ 2,117,382	$ 55,322